Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Schedule of other commitments	The other commitments mainly relate to royalty payments and consist of:

	Year ended December 31,
in € thousand	2024	2023
Loans and grants	—	6
Royalties	6,025	6,798
OTHER COMMITMENTS	6,025	6,804

Schedule of pledges	The pledges consist of:

	Year ended December 31,
in € thousand	2024	2023
Pledges on bank accounts	164,546	121,085
GUARANTEES AND PLEDGES	164,546	121,085